Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment
Summary of property, plant and equipment

	2017	2018
Lab and build-to-suit equipment	$3,847,546	$6,123,194
Grant equipment	1,143,701	1,143,701
Office equipment	123,655	130,460
Furniture and fixtures	205,051	205,051
Computer equipment	677,569	799,515
Leasehold improvements	7,218,687	8,878,361
Construction-in-progress	2,830,407	155,148
Total property, plant and equipment	16,046,616	17,435,430
Accumulated depreciation	(7,803,604)	(9,304,722)
Property, plant and equipment, net	$8,243,012	$8,130,708

Schedule of Construction in Progress

	Leasehold	Build-to-suit	Lab
	Improvements	Equipment	Equipment	Total
Balance as of December 31, 2016	$337,255	$—	$—	$337,255
Add: Purchases related to CIP	2,298,714	1,583,054	39,246	3,921,014
Less: Transfer due to placed in service	(1,427,862)	—	—	(1,427,862)
Balance as of December 31, 2017	1,208,107	1,583,054	39,246	2,830,407
Add: Purchases related to CIP	425,438	82,687	114,102	622,227
Less: Transfer due to placed in service	(1,570,194)	(1,665,741)	(61,551)	(3,297,486)
Balance as of December 31, 2018	$63,351	$—	$91,797	$155,148